Issued Capital (Tables)	12 Months Ended
Dec. 31, 2025
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Summary of Capital Issued

(in thousands)	Note	December 31 2025	December 31 2024

Issued capital

Share capital issued and outstanding: 454,033,830 common shares (December 31, 2024: 453,677,299 common shares)	18.1	$3,814,910	$3,798,108

Schedule of Dividends Declared

	Years Ended December 31

(in thousands, except per share amounts)	2025		2024

Dividends declared per share	$0.660		$0.620

Average number of shares eligible for dividend	453,933		453,493

Total dividends paid	$299,595		$281,166

Paid as follows:

Cash	$296,367	99%	$279,050	99%

DRIP 1	3,228	1%	2,116	1%

Total dividends paid	$299,595	100%	$281,166	100%

1)	The Company has implemented a DRIP whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares.